Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 119,181	$ 26,310
Interest-bearing deposits with banks	40,640	38,345
Securities
Trading	145,533	146,534
Investment, net of applicable allowance (Note 4)	144,980	102,470
Securities	290,513	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	308,215	306,961
Loans (Note 5)
Retail	443,845	426,086
Wholesale	217,605	195,870
Loans	661,450	621,956
Allowance for loan losses (Note 5)	(5,509)	(3,100)
Loans, net	655,941	618,856
Segregated fund net assets	1,908	1,663
Other
Customers' liability under acceptances	18,239	18,062
Derivatives	157,378	101,560
Premises and equipment	8,175	3,191
Goodwill	11,356	11,236
Other intangibles	4,640	4,674
Other assets	66,948	49,073
Total other assets	266,736	187,796
Total assets	1,683,134	1,428,935
Deposits (Note 6)
Personal	337,196	294,732
Business and government	640,284	565,482
Bank	39,678	25,791
Total deposits	1,017,158	886,005
Segregated fund net liabilities	1,908	1,663
Other
Acceptances	18,348	18,091
Obligations related to securities sold short	36,841	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	273,768	226,586
Derivatives	155,479	98,543
Insurance claims and policy benefit liabilities	12,421	11,401
Other liabilities	70,938	58,137
Total other liabilities	567,795	447,827
Subordinated debentures (Note 9)	9,899	9,815
Total liabilities	1,596,760	1,345,310
Equity attributable to shareholders
Retained earnings	57,805	55,981
Other components of equity	3,535	4,248
Total equity attributable to shareholders	86,268	83,523
Non-controlling interests	106	102
Total equity	86,374	83,625
Total liabilities and equity	1,683,134	1,428,935
Preferred shares and other equity instruments (Note 8) [member]
Equity attributable to shareholders
Issued capital (Note 9)	7,447	5,707
Common shares (Note 8) [member]
Equity attributable to shareholders
Issued capital (Note 9)	$ 17,481	$ 17,587